PENDING MERGER (unaudited) (Details Textual) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Loans And Leases Receivable Net Reported Amount	$ 182,473,000	$ 182,796,000
Deposits	134,552,000	139,940,000
CFK Bancorp Inc [Member] | Pending Merger [Member]
Assets Current	125,300,000
Loans And Leases Receivable Net Reported Amount	101,800,000
Deposits	103,100,000
Tangible Equity Capital	12,800,000
Expectationof Merger Consideration	$ 11,600,000